Note 2 - Summary of Significant Accounting Policies - Revenue by Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 232,339	$ 191,909	$ 151,533
SaaS [Member
Revenue	117,180	85,580	52,074
Termed License and Support [Member]
Revenue	57,214	50,970	38,949
Service [Member]
Revenue	41,283	31,919	34,140
Maintenance [Member]
Revenue	15,868	21,022	23,462
License [Member]
Revenue	$ 794	$ 2,418	$ 2,908